Information by operating segment, reviewed (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fee and commission income and income from banking fees	R$ 27,134,207	R$ 26,033,007	R$ 24,936,454
Personnel expenses	(21,683,356)	(20,013,692)	(18,965,477)
Income Tax/Soc. Contrib. and non-controlling interests	(2,992,753)	(9,471,563)	11,958,666
Net Income for the year ended on December 31, 2022	21,217,196	23,380,804	16,033,961
Assets	1,799,615,675	1,675,572,193
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	8,970,513	7,557,566	7,386,840
Liabilities	1,640,874,411	1,525,343,486
Net income	21,217,196	23,380,804	16,033,961
Assets		1,675,572,193
Operating Segments Banking [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	151,198,428	98,849,913	74,335,609
Expenses from financial intermediation (4)	(81,330,918)	(34,560,608)	(23,937,104)
Financial margin	69,867,510	64,289,305	50,398,505
Expected Credit Loss Associated with Credit Risk expense	(31,525,873)	(15,500,157)	(25,268,087)
Gross income from financial intermediation	38,341,637	48,789,148	25,130,418
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	33,802,362	31,866,568	30,307,248
Personnel expenses	(20,321,773)	(18,425,804)	(17,714,158)
Other administrative expenses (5)	(20,949,621)	(19,676,660)	(19,349,706)
Tax expenses	(6,880,656)	(6,340,354)	(5,476,957)
Share of profit (loss) of associates and jointly controlled entities	107,424	7,505	(271)
Other operating income / expenses	(8,457,925)	(13,689,730)	(15,634,441)
Operating profit/(loss)	15,641,448	22,530,673	(2,737,867)
Non-operating income/(expense)	426,197	(308,942)	(284,469)
Income Tax/Soc. Contrib. and non-controlling interests	(2,112,804)	(5,522,891)	14,508,637
Net Income for the year ended on December 31, 2022	13,954,841	16,698,840	11,486,301
Assets	1,571,006,747		1,435,481,875
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	68,419,475	70,811,964	77,091,501
Liabilities	1,384,018,647	1,303,885,088	1,291,779,235
Net income	13,954,841	16,698,840	11,486,301
Assets		1,485,771,990
Operating Segments Insurance Pension And Capitalization Bonds [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	36,250,128	20,204,517	22,444,253
Expenses from financial intermediation (4)	(29,163,334)	(13,192,413)	(18,341,232)
Financial margin	7,086,794	7,012,104	4,103,021
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	7,086,794	7,012,104	4,103,021
Other income from insurance, pension plans and capitalization bonds	7,425,337	5,177,940	8,074,969
Fee and commission income and income from banking fees	1,701,005	1,779,999	1,875,701
Personnel expenses	(2,377,250)	(2,040,452)	(1,903,919)
Other administrative expenses (5)	(1,635,857)	(1,494,814)	(1,524,278)
Tax expenses	(1,188,335)	(983,979)	(1,038,918)
Share of profit (loss) of associates and jointly controlled entities	125,038	98,692	98,937
Other operating income / expenses	(500,429)	(721,996)	(1,033,754)
Operating profit/(loss)	10,636,303	8,827,494	8,651,759
Non-operating income/(expense)	127,478	36,765	(197,204)
Income Tax/Soc. Contrib. and non-controlling interests	(4,248,857)	(3,520,279)	(3,425,110)
Net Income for the year ended on December 31, 2022	6,514,924	5,343,980	5,029,445
Assets	371,322,607		338,923,828
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	2,950,880	2,640,563	1,856,796
Liabilities	338,204,857	308,096,509	338,923,828
Net income	6,514,924	5,343,980	5,029,445
Assets		342,175,848
Operating Segments Other Activities [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	400,777	159,242	109,663
Expenses from financial intermediation (4)	(22)	(752)	(455)
Financial margin	400,755	158,490	109,208
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	400,755	158,490	109,208
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	7,274	767,505	448,292
Personnel expenses	(4,284)	(386,462)	(174,340)
Other administrative expenses (5)	(7,895)	(779,724)	(340,464)
Tax expenses	(18,530)	(112,654)	(74,502)
Share of profit (loss) of associates and jointly controlled entities		38,192	16,222
Other operating income / expenses	(5,254)	166,027	102,438
Operating profit/(loss)	372,066	(148,626)	86,854
Non-operating income/(expense)		18	1,100
Income Tax/Soc. Contrib. and non-controlling interests	(109,659)	51,476	(57,123)
Net Income for the year ended on December 31, 2022	262,407	(97,132)	30,831
Assets	3,871,114		5,658,304
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	1,191	405,587	60,271
Liabilities	154,249	1,300,120	5,658,304
Net income	262,407	(97,132)	30,831
Assets		5,495,625
Operating Segments Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(1,121,214)	(186,196)	(111,074)
Expenses from financial intermediation (4)	1,121,214	211,047	118,931
Financial margin		24,851	7,857
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation		24,851	7,857
Other income from insurance, pension plans and capitalization bonds	35,507	13,385	23,773
Fee and commission income and income from banking fees	(36,169)	(605,756)	(203,830)
Personnel expenses		67	62
Other administrative expenses (5)	530,420	1,128,510	674,656
Tax expenses
Share of profit (loss) of associates and jointly controlled entities
Other operating income / expenses	(1,342,588)	(561,057)	(502,518)
Operating profit/(loss)	(812,830)
Non-operating income/(expense)
Income Tax/Soc. Contrib. and non-controlling interests	812,830
Net Income for the year ended on December 31, 2022
Assets	(115,953,851)		(135,259,892)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	(67,811,381)	(71,396,385)	(77,139,456)
Liabilities	(48,142,468)	(66,829,862)	(135,259,892)
Net income
Assets		(138,226,247)
Operating Segments Managerial Income Statement [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	186,728,119	119,027,476	96,778,451
Expenses from financial intermediation (4)	(109,373,060)	(47,542,726)	(42,159,860)
Financial margin	77,355,059	71,484,750	54,618,591
Expected Credit Loss Associated with Credit Risk expense	(31,525,873)	(15,500,157)	(25,268,087)
Gross income from financial intermediation	45,829,186	55,984,593	29,350,504
Other income from insurance, pension plans and capitalization bonds	7,460,844	5,191,325	8,098,742
Fee and commission income and income from banking fees	35,474,472	33,808,316	32,427,411
Personnel expenses	(22,703,307)	(20,852,651)	(19,792,355)
Other administrative expenses (5)	(22,062,953)	(20,822,688)	(20,539,792)
Tax expenses	(8,087,521)	(7,436,987)	(6,590,377)
Share of profit (loss) of associates and jointly controlled entities	232,462	144,389	114,888
Other operating income / expenses	(10,306,196)	(14,806,756)	(17,068,275)
Operating profit/(loss)	25,836,987	31,209,541	6,000,746
Non-operating income/(expense)	553,675	(272,159)	(480,573)
Income Tax/Soc. Contrib. and non-controlling interests	(5,658,490)	(8,991,694)	11,026,404
Net Income for the year ended on December 31, 2022	20,732,172	21,945,688	16,546,577
Assets	1,830,246,617		1,644,804,115
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	3,560,165	2,461,729	1,869,112
Liabilities	1,674,235,285	1,546,451,855	1,501,101,475
Net income	20,732,172	21,945,688	16,546,577
Assets		1,695,217,216
Operating Segments Proportionately Consolidated [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(2,624,549)	(612,023)	484,720
Expenses from financial intermediation (4)	484,249	161,179	(40,645)
Financial margin	(2,140,300)	(450,844)	444,075
Expected Credit Loss Associated with Credit Risk expense	43,142	72,047	(104,072)
Gross income from financial intermediation	(2,097,158)	(378,797)	340,003
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	(4,977,457)	(4,229,902)	4,031,391
Personnel expenses	763,928	671,693	(631,755)
Other administrative expenses (5)	1,035,520	1,488,706	(1,442,189)
Tax expenses	521,838	608,530	(541,474)
Share of profit (loss) of associates and jointly controlled entities	1,170,081	719,746	(634,424)
Other operating income / expenses	1,736,829	643,235	(678,421)
Operating profit/(loss)	(1,846,419)	(476,789)	443,131
Non-operating income/(expense)	(5,669)	35,056	(14,306)
Income Tax/Soc. Contrib. and non-controlling interests	1,852,088	441,733	(428,825)
Net Income for the year ended on December 31, 2022
Assets	(10,617,211)		(9,364,134)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	5,481,876	5,132,515	5,177,598
Liabilities	(10,617,211)	(10,413,213)	(9,364,134)
Net income
Assets		(10,413,213)
Operating Segments Consolidation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(2,167,017)	1,135,111	(3,521,128)
Expenses from financial intermediation (4)	4,765,294	1,335,070	1,051,877
Financial margin	2,598,277	2,470,181	(2,469,251)
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	2,598,277	2,470,181	(2,469,251)
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	(1,976,003)	(2,049,179)	2,164,111
Personnel expenses
Other administrative expenses (5)	(594,059)	(361,913)	218,055
Tax expenses
Share of profit (loss) of associates and jointly controlled entities
Other operating income / expenses	(28,215)	(59,089)	87,085
Operating profit/(loss)
Non-operating income/(expense)
Income Tax/Soc. Contrib. and non-controlling interests
Net Income for the year ended on December 31, 2022
Assets	(40,304,939)		(44,400,937)
Liabilities	(40,304,939)	(31,138,435)	(44,400,937)
Net income
Assets		(31,138,435)
Operating Segments Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	23,976,721	5,892,867	4,687,074
Expenses from financial intermediation (4)	(27,187,737)	(9,074,846)	(7,427,059)
Financial margin	(3,211,016)	(3,181,979)	(2,739,985)
Expected Credit Loss Associated with Credit Risk expense	7,696,293	5,813,901	5,826,884
Gross income from financial intermediation	4,485,277	2,631,922	3,086,899
Other income from insurance, pension plans and capitalization bonds	661,773	1,503,053
Fee and commission income and income from banking fees	(1,386,805)	(1,496,228)	(13,686,459)
Personnel expenses	256,023	167,266	1,458,633
Other administrative expenses (5)	(1,552,247)	(2,070,160)	358,770
Tax expenses			1,082,949
Share of profit (loss) of associates and jointly controlled entities	(46,617)	(442,631)	964,394
Other operating income / expenses	(2,746,029)	2,063,496	4,861,111
Operating profit/(loss)	(328,625)	2,356,718	(1,873,703)
Non-operating income/(expense)
Income Tax/Soc. Contrib. and non-controlling interests	813,649	(921,602)	1,361,087
Net Income for the year ended on December 31, 2022	485,024	1,435,116	(512,616)
Assets	20,291,208		13,614,746
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	(71,528)	(36,678)	340,130
Liabilities	17,561,276	20,443,279	11,200,012
Net income	485,024	1,435,116	(512,616)
Assets		21,906,625
Operating Segments Consolidated In Accordance With I F R S [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	205,913,274	125,443,431	98,429,117
Expenses from financial intermediation (4)	(131,311,254)	(55,121,323)	(48,575,687)
Financial margin	74,602,020	70,322,108	49,853,430
Expected Credit Loss Associated with Credit Risk expense	(23,786,438)	(9,614,209)	(19,545,275)
Gross income from financial intermediation	50,815,582	60,707,899	30,308,155
Other income from insurance, pension plans and capitalization bonds	8,122,617	6,694,378	8,098,742
Fee and commission income and income from banking fees	27,134,207	26,033,007	24,936,454
Personnel expenses	(21,683,356)	(20,013,692)	(18,965,477)
Other administrative expenses (5)	(23,173,739)	(21,766,055)	(21,405,156)
Tax expenses	(7,565,683)	(6,828,457)	(6,048,902)
Share of profit (loss) of associates and jointly controlled entities	1,355,926	421,504	444,858
Other operating income / expenses	(11,343,611)	(12,159,114)	(12,798,500)
Operating profit/(loss)	23,661,943	33,089,470	4,570,174
Non-operating income/(expense)	548,006	(237,103)	(494,879)
Income Tax/Soc. Contrib. and non-controlling interests	(2,992,753)	(9,471,563)	11,958,666
Net Income for the year ended on December 31, 2022	21,217,196	23,380,804	16,033,961
Assets	1,799,615,675		1,604,653,790
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	8,970,513	7,557,566	7,386,840
Liabilities	1,640,874,411	1,525,343,486	1,458,536,416
Net income	R$ 21,217,196	23,380,804	R$ 16,033,961
Assets		R$ 1,675,572,193